Related Party Transactions_Unused Commitments To Related Parties(Details) ₩ in Millions		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)
Balhae Infrastructure Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		₩ 6,433		₩ 7,327
Korea Credit Bureau Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		564		557
KB GwS Private Securities Investment Trust
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		0		876
Aju Good Technology Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		0		1,154
Incheon Bridge Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won		20,000		20,000
Unused lines Of Credit for credit Card		98		93
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No. 2
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Commitments On Loss Absorption Priority		14,980		10,000
Purchase Of Securities		0		12,550
SY Auto Capital Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won		0		8,100
Unused lines Of Credit for credit Card		90		60
KB No.18 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		15		15
KB No.19 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		0		1
CellinCells Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		0		20
RAND Bio Science Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		24		24
Food Factory Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won		388		0
Unused lines Of Credit for credit Card		73		25
Big Dipper Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		96		89
KB Pre IPO Secondary Venture Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Commitments On Loss Absorption Priority		1,671		1,671
POSCO-KB Shipbuilding Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		0		5,000
KB-TS Technology Venture Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		3,696		5,936
KB-SJ Tourism Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		500		2,000
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		10,000		18,000
KB SPROTT Renewable Private Equity Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		18,704		22,833
KB-Stonebridge Secondary Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		18,837		27,930
KB Social Impact Investment Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		1,500		3,000
BNF Corporation Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won	[1]	0		360
APRO Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card	[1]	0		96
KB-UTC Inno-Tech Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		5,085		22,050
KB-Solidus Global Healthcare Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		2,120		24,700
RMGP Bio-Pharma Investment Fund, L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities | $			$ 7,796,423		$ 8,911,002
RMGP Bio-Pharma Investment, L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities | $			17,132		13,150
KB No.17 Special Purpose Acquisition Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		441		0
Fabric Time Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines Of Credit for credit Card		7		0
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		24,300		0
All Together Korea Fund No.2
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		990,000		0
FineKB Private Equity Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities		25,000		0
KB-MDI Centauri Fund LP
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase Of Securities | $			$ 13,537,500		$ 0
Key management
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won		₩ 1,760		₩ 1,695

[1]	Excluded from the Group's related party as of December 31, 2020.